INSURANCE CONTRACTS - Components of Loss Reserves (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Insurance Contracts [Abstract]
Case reserves	$ 78	$ 69
Incurred but not reported reserves	53	30
Discounting	(1)	(1)
Provisions for adverse deviation	14	7
Total loss reserves	$ 144	$ 105	$ 0